INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The income tax provision consists of the following components:

	For the years ended December 31,
	2021	2022	2023	2023
	SGD’000	SGD’000	SGD’000	USD’000
Income tax:
Current year	-	289	99	75
Under provision of prior years	37	-	20	15
Current Income Tax Expense Benefit	37	289	119	90
Deferred tax:
Current year	(37)	(61)	(47)	(36)
Under provision of prior years	-	7	39	30
Deferred Income Tax Expense Benefit	(37)	(54)	(8)	(6)
Income Tax Expense (Benefit)	-	235	111	84

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the years ended December 31,
	2021	2022	2023	2023
	SGD’000	SGD’000	SGD’000	USD’000
Income before tax expenses:	2	1,427	630	477

Tax at the domestic income tax rate	1	243	107	81
Tax effect of expenses that are not deductible in determining taxable profit	6	27	39	30
Under provision in prior years	37	7	12	9
Tax effect of non-taxable incomes	(44)	(42)	(47)	(36)
Income Tax Expense (Benefit)	-	235	111	84